Segment Information (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2015 USD ($) country segment	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment		3
Amount related to discontinued operations that is excluded from total asset	$ 2.2	$ 0.6	$ 8.0	$ 2.2
Severance costs		44.6
Integration Activities [Member]
Segment Reporting Information [Line Items]
Recent acquisitions and other severance costs		171.3	21.5
Capco [Member]
Segment Reporting Information [Line Items]
Additional charges related to contingent consideration	$ 85.2			$ 129.1
Outside the U.S. [Member]
Segment Reporting Information [Line Items]
Long-term assets, excluding goodwill and other intangible assets		$ 469.6	$ 379.3
GFS [Member]
Segment Reporting Information [Line Items]
Number of countries in which entity operates (more than 130) | country		130